Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of tax expense (benefit)

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD

Current Tax	46,168,088	103,835,541	97,857,914	14,094,471
Deferred Tax	(11,857,357)	(36,589,051)	(15,245,782)	(2,195,849)

Total	34,310,731	67,246,490	82,612,132	11,898,622

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2014	2015	2016
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	1.83%	3.71%	2.18%
Uncertain tax position impact	0.46%	0.24%	0.18%
Different tax rate of subsidiary operation in other jurisdiction	0.56%	0.27%	-0.81%
Effective income tax rate	27.85%	29.22%	26.55%

Schedule of principal components of the deferred income tax asset and liabilities

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Deferred tax assets:
Deferred revenue	42,277,626	56,246,396	8,101,167
Accrued expenses	1,908,443	682,349	98,279
Discount of investment	321,297	35,377	5,095
Tax loss carry forward	9,225,009	7,673,267	1,105,180
Impairment for a held-to-maturity investment	1,000,000	—	—
Exchange gain	710,586	103,745	14,942

Gross deferred tax assets	55,442,961	64,741,134	9,324,663
Valuation allowance	—	—	—

Net deferred tax assets	55,442,961	64,741,134	9,324,663

Analysis as:
Current	47,369,384	56,246,396	8,101,166
Non-current	8,073,577	8,494,738	1,223,497

Deferred tax liabilities:
Amortization of intangible assets	13,688,541	9,815,595	1,413,740
Unrealized investment income	1,348,643	455,023	65,537

Total deferred tax liabilities	15,037,184	10,270,618	1,479,277

Analysis as:
Current	1,348,643	455,023	65,537
Non-current	13,688,541	9,815,595	1,413,740

Schedule of reconciliation of the beginning and ending amounts of uncertain tax position

RMB
Uncertain tax position—January 1, 2014	4,239,129
Gross increases—accrued interest in current period	566,562
Exchange rate translation	—

Uncertain tax position—December 31, 2014	4,805,691
Gross increases—accrued interest in current period	566,562
Exchange rate translation	—
Uncertain tax position—December 31, 2015	5,372,253

Gross increases—accrued interest in current period	566,563
Exchange rate translation	—

Uncertain tax position—December 31, 2016	5,938,816